Segmented Information - Schedule of Reconciliations of Segments Gross Profits and Certain Unallocated Costs to Consolidated Gross Profits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017	Mar. 26, 2016	Mar. 28, 2015
Segment Reporting [Abstract]
Unadjusted gross profit	$ 109,549	$ 112,714	$ 123,518
Inventory provisions	(1,250)	(2,084)	(3,151)
Other unallocated costs	(177)	(1,630)	(2,551)
Adjustment of intercompany profit	312	387	(11)
Gross profit	$ 108,434	$ 109,387	$ 117,805